Convertible debentures (FY) (Tables)	9 Months Ended	12 Months Ended
	Apr. 30, 2025	Jul. 31, 2024
Convertible Debenture [Abstract]
Convertible Debentures
A continuity of the Company’s convertible debentures is as follows:

Balance as at August 1, 2023	$—
Issued	920,000
Fair value of embedded derivative	(73,550)
Transaction costs	(36,484)
Accretion	52,552
Interest	19,026
Balance as at July 31, 2024	$881,544
Issued	3,686,133
Fair value of embedded derivative	(138,250)
Accretion	226,853
Interest	149,905
Accrued interest transferred to accrued liabilities	(21,130)
Extinguishment	(3,982,650)
Assumed on RTO	3,345,000
Balance as at April 30, 2025	$4,147,405

Embedded Derivative Liabilities
Below is a continuity of the embedded derivative liabilities:

Balance as at August 1, 2023	$—
Derivative liability component	73,550
Change in fair value of derivative liabilities	845,700
Balance as at July 31, 2024	$919,250
Derivative liability component	138,250
Change in fair value of derivative liabilities	(719,000)
Transferred to equity	(266,000)
Balance as at April 30, 2025	$72,500

Key Inputs Convertible Debentures
The key inputs used in the Monte Carlo model for the derivative liabilities were as follows:

	At initial measurement (for the year ended July 31, 2024)	As at July 31, 2024	At initial measurement (for the period ended April 30, 2025)	As at April 30, 2025
Probability of De-SPAC Transaction closing	90%	90%	90% – 99%	N/A
Risk-free interest rate	4.60% – 4.87%	4.27% – 4.38%	0.61% – 4.25%	2.48%
Expected term (years)	0.35 – 0.82	0.26 – 0.54	0.01 – 2.00	1.88
Expected annual volatility for the Company	90% – 145%	85% – 112%	92.5% – 150%	150%
Expected annual volatility for Focus Impact	2.5% – 5%	2.5%	2.5% – 100%	N/A
Common conversion ratio	0.083 – 0.155	0.083	0.063 – 0.1462	N/A
Foreign exchange rate	0.727 – 0.747	0.7242	0.718 – 0.734	N/A

DevvStream Holdings, Inc. [Member]
Convertible Debenture [Abstract]
Convertible Debentures
A continuity of the Company’s convertible debentures is as follows:

Balance as at August 1, 2023	$—
Issued	920,000
Fair value of embedded derivative	(73,550)
Transaction costs	(36,484)
Accretion	52,552
Interest	19,026
Balance as at July 31, 2024	$881,544

Embedded Derivative Liabilities
Below is a continuity of the embedded derivative liabilities:

Balance as at August 1, 2023	$—
Derivative liability component of certain issued convertible debentures	73,550
Unrealized loss on derivative liabilities	845,700
Balance as at July 31, 2024	$919,250

Key Inputs Convertible Debentures
The key inputs used in the Monte Carlo model for the derivative liabilities were as follows:

	At initial measurement	As at July 31, 2024
Probability of De-SPAC Transaction closing	90%	90%
Risk-free interest rate	4.60% - 4.87%	4.27% - 4.38%
Expected term (years)	0.35 – 0.82	0.26 - 0.54
Expected annual volatility for the Company	90% - 145%	85% - 112%
Expected annual volatility for Focus Impact	2.5% - 5%	2.5%
Common conversion ratio	0.083 - 0.155	0.083
Foreign exchange rate	0.727 - 0.747	0.7242